Consolidated statement of comprehensive income of Aegon Ltd. - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Statement [LineItems]
Net result from continuing and discontinued operations		€ (199)	€ (540)	[1]	€ 2,029
Items that will not be reclassified to profit or loss:
Gains/ (losses) on investments in equity instruments (FVOCI)	[1]		(1)
Changes in revaluation reserve real estate held for own use		(2)	(1)	[1]
Remeasurements of defined benefit plans		(160)	(44)	[1]
Income tax relating to items that will not be reclassified		30	(5)	[1]
Discontinued operations that will not be reclassified	[2]	38	704	[1]
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		1,311	(14,571)	[1]
Gains / (losses) transferred to income statement on disposal of financial assets measured at FVOCI		577	488	[1]
Insurance finance expenses / (income)		(1,626)	18,680	[1]
Reinsurance finance income / (expenses)		349	(4,672)	[1]
Changes in cash flow hedging reserve		(185)	(241)	[1]
Income tax relating to items that may be reclassified		(95)	108	[1]
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on financial assets measured at FVOCI		225	(1,703)	[1]
Gains / (losses) on disposal of financial assets measured at FVOCI		129	58	[1]
Changes in cash flow hedging reserve		(7)	49	[1]
Movement in foreign currency translation and net foreign investment hedging reserves		(85)	137	[1]
Equity movements of joint ventures		(2)	(35)	[1]
Equity movements of associates		(7)	2	[1]
Disposal of group assets		(9)	149	[1]
Income tax relating to items that may be reclassified		(72)	333	[1]
Discontinued operations that may be reclassified		12	(344)	[1]
Other	[1]		40
Total other comprehensive income / (loss)		421	(870)	[1]	200
Total comprehensive income / (loss)		222	(1,410)	[1]	2,229
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.		259	(1,450)	[1]
Non-controlling interests		€ (37)	€ 41	[1]
Previously stated [member]
Statement [LineItems]
Net result from continuing and discontinued operations					2,029
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use					(5)
Remeasurements of defined benefit plans					345
Income tax relating to items that will not be reclassified					(77)
Discontinued operations that will not be reclassified					133
Insurance items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments					(1,328)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments					(336)
Items that may be reclassified subsequently to profit or loss:
Changes in cash flow hedging reserve					(228)
Movement in foreign currency translation and net foreign investment hedging reserves					1,240
Equity movements of joint ventures					25
Equity movements of associates					(5)
Disposal of group assets					8
Income tax relating to items that may be reclassified					390
Discontinued operations that may be reclassified					23
Other					15
Total other comprehensive income / (loss)					200
Total comprehensive income / (loss)					2,229
Total comprehensive income/ (loss) attributable to:
Owners of Aegon Ltd.					2,168
Non-controlling interests					€ 61

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Consists of remeasurement of defined benefit plans